Trade and other payables (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current
Trade payables	$ 356,145	$ 442,959
Deferred revenue	63,941	86,363
Withholding tax payable	6,801	5,820
Payroll and other related statutory liabilities	40,228	45,331
VAT payables	29,416	51,103
Other payables	73,230	37,573
Trade and other payables	569,761	669,149	[1]
Non-current
Other payables	5,493	1,459
Trade and other payables, non current	$ 5,493	$ 1,459	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.